Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,262,352,252.32
Previously Paid Amount	166,079.85
Total Fee Amount	174,330.85
Total Offset Amount	0.00
Net Fee	$ 8,251.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A